Related Party Transactions (Details Textual)	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) DWT $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 22, 2015	Jun. 23, 2015 shares	Jun. 16, 2015 USD ($) $ / shares shares	Nov. 30, 2014 USD ($) shares	Nov. 20, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) shares	Dec. 17, 2013 USD ($) shares	Nov. 30, 2013 USD ($) shares	Sep. 24, 2013 shares	Jul. 31, 2013 USD ($) shares	Jul. 16, 2013 USD ($) $ / shares shares	Mar. 20, 2013 shares
Number of months to exit the pool for vessels that do have provisions										12 months
Due from Other Related Parties, Noncurrent	$ 12,525,000				$ 5,305,000					$ 12,525,000	$ 5,305,000
Due from Related Parties, Current	$ 8,197,000				42,373,000					8,197,000	42,373,000
Charterhire expense									$ 0	51,389,000	73,214,000
Vessel revenue-related party pools									0	$ 57,064,000	45,213,000
Months of notice given by the company to terminate the administrative agreement										24 months
Number of vessels owned										25
Stock issuable for remaining vessels held for sale | shares	10,719									10,719
Loss / write down on assets held for sale-related party									0	$ (25,465,000)	0
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party									0	2,009,000	824,000
Vessel operating costs-related party (Note 15)									0	2,765,000	122,000
Revenue, Net	$ 22,017,000	$ 15,182,000	$ 12,781,000	$ 12,270,000	17,732,000	$ 12,608,000	$ 13,180,000	$ 5,467,000	$ 0	62,521,000	48,987,000
Amount due to related party	$ 624,000				$ 1,231,000					$ 624,000	$ 1,231,000
Number of vessels												1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01				$ 0.01					$ 0.01	$ 0.01			$ 0.01		$ 0.01						$ 0.01
Common stock, $0.01 par value per share; authorized 56,250,000 shares; issued and outstanding 28,686,561and 15,024,974 shares as of December 31, 2015 and December 31, 2014, respectively	$ 287,000				$ 1,803,000					$ 287,000	$ 1,803,000			$ 190,175,000		$ 150,000,000	$ 42,360,000	$ 284,018,000	$ 291,000,000			$ 242,800,000
Common Stock, Shares, Issued | shares	28,686,561				15,024,974					28,686,561	15,024,974		1,662,500	11,083,333		3,333,333	391,250	2,608,333	2,715,867	2,783,333		2,604,167	125
Newbuilding Drybulk carriers
Minimum carrying capicity of vessels | DWT										30,000
Kamsarmax pool [Member]
Concentration Risk, Customer										.408	0.714
Due from Other Related Parties, Noncurrent	$ 4,868,000				$ 3,272,000					$ 4,868,000	$ 3,272,000
Due from Related Parties, Current	3,376,000				8,482,000					3,376,000	8,482,000
Vessel revenue-related party pools										$ 25,151,000	$ 34,986,000
Ultramax pool [Member]
Concentration Risk, Customer										.425	0.208
Due from Other Related Parties, Noncurrent	7,657,000				2,033,000					$ 7,657,000	$ 2,033,000
Due from Related Parties, Current	2,129,000				2,460,000					2,129,000	2,460,000
Vessel revenue-related party pools										$ 26,338,000	10,196,000
Scorpio Capesize pool [Member]
Concentration Risk, Customer										.079
Due from Related Parties, Current	$ 2,268,000				0					$ 2,268,000	0
Vessel revenue-related party pools										$ 4,857,000	0
Scorpio Services Holding Limited
Trading days used to measure commons shares issuable										30 days
Amount of months notice needed to be given for termination of administrative service agreement										12 months
Remaining common stock to be issued for Newbuilding Program | shares	53,906									53,906
Number of Newbuilding vessels remaining that common stock is issuable										24
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party										$ 1,265,000	56,000
Amount due to related party	$ 0				$ 56,000					$ 0	$ 56,000
Common stock, $0.01 par value per share; authorized 56,250,000 shares; issued and outstanding 28,686,561and 15,024,974 shares as of December 31, 2015 and December 31, 2014, respectively														$ 15,000	$ 15,000	$ 15,000,000					$ 10,000
Common Stock, Shares, Issued | shares					4,366						4,366			833,333	333,333	333,333					104,167
Common stock to be issued for Newbuilding Program | shares										180,716
Common stock to be issued for first order in our Initial Fleet (in shares) | shares										2,604
Number of vessels ordered in first order										17
Vessel acquisition fee payable to SSH, per vessel acquired										$ 250,000
Scorpio Services Holding Limited | Minimum
Common stock to be issued for Newbuilding Program | shares										2,124
Scorpio Services Holding Limited | Maximum
Common stock to be issued for Newbuilding Program | shares										2,604
Scorpio Services Holding Limited | Newbuilding Drybulk carriers
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | DWT										30,000
Scorpio commercial management (SCM)
Due from Related Parties, Current	424,000				$ 0					$ 424,000	$ 0
Charterhire expense										$ 664,000	148,000
Vessel revenue-related party pools											31,000
Amount of months notice that must be given by either party for termination of Management Agreements										24 months
Loss / write down on assets held for sale-related party											0
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party										$ 258,000	0
Amount due to related party	$ 3,415,000				0					3,415,000	0
Time charter commissions										$ 69,000
Commission payable to SCM of gross revenues per charter										1.75%
Reduced commission payable to SCM of gross revenues per charter										1.00%
Common Stock, Par or Stated Value Per Share | $ / shares	$ 117.00									$ 117.00
Commercial management fee payable to SCM (per vessel per day)										$ 300
Fee for time chartered vessels returned to owners	$ 50,000									50,000
Scorpio Ship Management SSM
Loss / write down on assets held for sale-related party										13,000,000	0
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party										0	51,000
Vessel operating costs-related party (Note 15)										2,765,000	122,000
Fixtures and Equipment, Gross	0				154,000					0	154,000
Amount due to related party	4,274,000				1,131,000					4,274,000	1,131,000
Annual Fee per vessel to provide technical management service	200,000									200,000
Management Fees, Base Revenue										1,421,000
Vessel acquisition fee payable to SSH, per vessel acquired										29,000
Scorpio Ship Management SSM | Minimum
Construction Supervisory Services payable per vessel										200,000
Scorpio Ship Management SSM | Maximum
Construction Supervisory Services payable per vessel										500,000
SUK
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party										486,000	717,000
Amount due to related party	0				44,000					0	44,000
Scorpio Tankers [Member]
Due from Related Parties, Current	0				$ 31,277,000					0	$ 31,277,000
Scorpio Commercial & Scorpio Ship Management [Member]
Due to related party, balances included in assets held for sale	(7,065,000)									$ (7,065,000)
Year Built 2015 [Member] | Scorpio Services Holding Limited | Vessel delivered [Member]
Number of vessels owned										28
Year Built 2015 [Member] | Scorpio Services Holding Limited | Vessels Sold [Member]
Number of vessels owned										20
Year Built 2014 | Scorpio Services Holding Limited
Number of vessels owned										28
Year Built 2014 | Scorpio Services Holding Limited | Vessel delivered [Member]
Number of vessels owned											2
Vessel Revenue Commissions [Member] | Scorpio commercial management (SCM)
Vessel revenue-related party pools										$ 718,000	$ 100,000
Contract Termination [Member] | Scorpio commercial management (SCM)
Number of vessels owned										27
Loss / write down on assets held for sale-related party										$ 12,465,000
Related Party Transaction, Amounts of Transaction										$ 500,000
Contractual period										2 years
Commercial management fee payable to SCM										$ 219,000
Percent of estimated revenue generated by related party										1.00%
Contract termination fees payable	3,365,000									$ 3,365,000
Contract Termination [Member] | Scorpio Ship Management SSM
Related Party Transaction, Amounts of Transaction										$ 500,000
Contractual period										2 years
Contract termination fees payable	$ 3,700,000									$ 3,700,000
Vessels Sold [Member] | Scorpio Ship Management SSM
Management Fees, Base Revenue										$ 783,000
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services | shares										111,725	4,366
Common Stock [Member] | Scorpio Services Holding Limited
Stock Issued During Period, Shares, Issued for Services | shares										68,454	4,366
Common Stock [Member] | Scorpio Services Holding Limited | Vessels Sold [Member]
Stock Issued During Period, Shares, Issued for Services | shares										43,271